Rule 497(j)
                                                            File No. 33-5501
                                                            File No. 811-4663

                                                            March 13, 1996

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:  The Rodney Square Strategic Fixed-Income Fund
               Post-Effective Amendment No. 15 to
               Registration Statement on Form N-1A
               File No. 33-5501
               File No. 811-4663
               CIK No. 793276

Ladies and Gentlemen:

     On behalf of The Rodney Square Strategic Fixed-Income Fund (the "Fund") and pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A as previously filed electronically.

     All questions and comments regarding the enclosed materials should be addressed to the undersigned at Rodney Square Management Corporation, Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0001, phone number: (302) 651-8998.


                                                            Sincerely,


                                                            /s/ Marilyn Talman
                                                            Marilyn Talman
                                                            Secretary

MT/pdi